Taxes	12 Months Ended
Dec. 31, 2019
Taxes
Taxes

Note 10. Taxes

Skr mn	2019	2018	2017
Income tax
Adjustment previous year	2	-1	0
Current tax	-570	-448	-262
Deferred tax	291	245	27
Total income tax	-277	-204	-235

Income tax related to other comprehensive income
Tax on items to be reclassified to profit or loss
Current tax	2	6	27
Deferred tax	—	—	—
Tax on items not to be reclassified to profit or loss
Current tax	-5	-82	—
Deferred tax	1	10	1
Income tax related to other comprehensive income	-2	-66	28

Reconciliation of effective tax rate
The Swedish corporate tax rate, %	21.4	22.0	22.0
Profit before taxes	1,304	852	1,007
National tax based on profit before taxes	-279	-187	-222
Tax effects of:
Non-taxable income	9	0	1
Non-deductible expenses	-16	-14	-15
Imputed interest on tax allocation reserve	-1	-2	-2
Tax effect of dissolution of untaxed reserves due to changed tax rate	8	—	—
Other	2	-1	3
Total tax	-277	-204	-235
Effective tax expense in %	21.2	24.0	23.3

Deferred taxes

Skr mn	2019	2018
Deferred tax assets concerning:
Temporary differences, related to -pensions	16	15
Other temporary differences	—	—
Total deferred tax assets	16	15

Deferred tax liabilities concerning:
Untaxed reserves	—	291
Total deferred tax liabilities	—	291
Net deferred tax liabilities (+) / tax -assets (-)	-16	276

No deductible loss carry forwards existed as of December 31, 2019, or December 31, 2018.

Change in deferred taxes

Skr mn	2019	2018
Opening balance	276	531
Change through profit or loss	-291	-245
Change in other comprehensive income	-1	-10
Total	-16	276

In June 2018, the Swedish Parliament introduced, among other things, reduced corporate tax and general interest deduction restrictions. The new rules came into force on January 1, 2019. The corporate tax is reduced in two stages – first to 21.4 percent (from January 1, 2019) and later to 20.6 percent (from January 1, 2021). The change has not had any significant impact on SEK’s deferred taxes.